FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2014
FINANCIAL INCOME (EXPENSES), NET [Abstract]
FINANCIAL INCOME (EXPENSES), NET

NOTE 11:-  FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2012	2013	2014

Bank charges	$(28)	$(62)	$(113)
Income (expenses) related to hedging activity	485	(102)	3,294
Interest expenses	-	(262)	-
Share based compensation related to warrants granted in connection with credit line	-	(273)	-
Exchange rate loss	(24)	(58)	(1,452)

Total income (expenses)	433	(757)	1,729

Interest income	54	154	415

Total financial income (expenses), net	$487	$(603)	$2,144